Provisions for legal proceedings - Summary of Reconciliation of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Non-current judicial deposits (assets) [abstract]
Opening Balance	$ 3,999	$ 2,499
Additions	1,601	952
Use of provision	(138)	(147)
Accruals and charges	226	185
Others		(28)
Cumulative translation adjustment	(106)	538
Closing Balance	$ 5,582	$ 3,999